Warrants - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Nov. 06, 2021
Class of Warrant or Right [Line Items]
Exercise price, per warrant or right			$ 7.35
Warrant fair value			$ 10,000
Expected volatility		80.23%
Issuance of warrants, net of transaction costs		$ 9,868
Blackstone | Warrants | Investor
Class of Warrant or Right [Line Items]
Net allocated consideration based on relative fair value after transaction costs		$ 10,700
American Depositary Shares Under Blackstone Agreement
Class of Warrant or Right [Line Items]
Securities called by warrants			3,265,306
Minimum | ADS | Measurement Input, Expected Term
Class of Warrant or Right [Line Items]
Expected term, in years		3 years 6 months
Ordinary shares
Class of Warrant or Right [Line Items]
Expected volatility		0.00%
Warrant discount			$ 3,600
Issuance of warrants, net of transaction costs	$ 6,400
Ordinary shares | Ordinary Shares Represented by ADSs Under Blackstone Agreement
Class of Warrant or Right [Line Items]
Securities called by warrants			3,265,306